                                                       1933 Act File No. 2-87746
                                                      1940 Act File No. 811-3901


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [   ]
                                     -----
         Post-Effective Amendment No. 20                               [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 17                                              [ x ]


                            SENTRY VARIABLE ACCOUNT I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------
                               (Name of Depositor)

                           220 Salina Meadows Parkway
                            Syracuse, New York 13212
--------------------------------------------------------------------------------
             (Address of Depositor's Executive Offices and Zip Code)

                     Telephone (315) 453-6302
--------------------------------------------------------------------------------
         (Depositor's Telephone Number, Including Area Code)

                        William M. O'Reilly
                        Sentry Life Insurance Company of New York
                        1800 North Point Drive
                        Stevens Point, WI  54481
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on January 7, 2000, pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)


Item No.                                             Location
--------                                             --------
                                     PART A

  1      Cover Page  ..............................  Cover Page

  2      Definitions  .............................  Definitions

  3      Synopsis .................................  Summary

  4      Condensed Financial Information  .........  Condensed Financial
                                                     Information

  5      General Description of Registrant,
         Depositor, and Portfolio Companies .......  The Company; The Variable
                                                     Account; T. Rowe Price Fixed
                                                     Income Series, Inc., T. Rowe
                                                     Price Equity Series, Inc. and
                                                     Janus Aspen Series

  6      Deductions and Expenses .................   Charges and Deductions

  7      General Description of Variable
         Annuity Contracts  .......................  The Contract

  8      Annuity Period  ..........................  Annuity Provisions

  9      Death Benefit  ...........................  The Contract; Annuity
                                                     Provisions

 10      Purchases and Contract Value .............  Purchases and Contract Value

 11      Redemptions  .............................  Purchases and Contract Value

 12      Taxes  ...................................  Federal Tax Status

 13      Legal Proceedings  .......................  Legal Proceedings

 14      Table of Contents of the Statement
         of Additional Information ................  Table of Contents of the
                                                     Statement of Additional
                                                     Information

                                     PART B

 15      Cover Page  ..............................  Cover Page

 16      Table of Contents  .......................  Table of Contents

 17      General Information and History ..........  The Company

 18      Services  ................................  Not Applicable

 19      Purchase of Securities Being Offered .....  Not Applicable

 20      Underwriters  ............................  Distribution of The Contract

 21      Calculation of Performance Data ..........  Yield Calculation for T. Rowe
                                                     Price Prime Reserve Subaccount

 22      Annuity Payments  ........................  Amount of Annuity Payments

 23      Financial Statements .....................  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

      HOME OFFICE:                                  ANNUITY SERVICE OFFICE:
         220 SALINA MEADOWS PARKWAY                    P.O. BOX 867
         SYRACUSE, NY 13212                            STEVENS POINT, WI 54481
                                                       TELEPHONE: (800) 533-7827

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                            SENTRY VARIABLE ACCOUNT I
                                       and
                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

The individual flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company of New York which has been designated Sentry Variable Account I (the "Variable Account"). The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series. Through the Variable Account, you may invest in the following Portfolios:

  T. Rowe Price Fixed Income Series, Inc.                   T. Rowe Price Equity Series, Inc.
  ---------------------------------------                   ---------------------------------
  -  T. Rowe Price Prime Reserve Portfolio                  -  T. Rowe Price Personal Strategy Balanced Portfolio
  -  T. Rowe Price Limited-Term Bond Portfolio

                                       Janus Aspen Series
                                       ------------------
                                       -  Aggressive Growth Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

THE CONTRACT:
     -   IS NOT A BANK DEPOSIT
     -   IS NOT FEDERALLY INSURED
     -   IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
     -   IS NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated January 7, 2000, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange Commission, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 28 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           This Prospectus and the Statement of Additional Information are dated January 7, 2000.

                               TABLE OF CONTENTS

                                                                                                              Page
                                                                                                              ----
Definitions................................................................................................    4
Summary....................................................................................................    5
Fee Table..................................................................................................    6
Condensed Financial Information............................................................................    8
Performance Information....................................................................................    8
Financial Statements.......................................................................................    9
The Company................................................................................................    9
The Variable Account.......................................................................................    9
T. Rowe Price Fixed Income Series, Inc.....................................................................    9
T. Rowe Price Equity Series, Inc...........................................................................    9
Janus Aspen Series.........................................................................................    9
Variable Account Voting Rights.............................................................................   11
Substitution of Securities.................................................................................   11
Charges and Deductions ....................................................................................   11
   Contingent Deferred Sales Charge........................................................................   11
   Reduction or Elimination of Contingent Deferred Sales Charge............................................   13
   Deduction for Mortality and Expense Risk Premium........................................................   13
   Deduction for Contract Maintenance Charge...............................................................   13
   Deduction for Premium Taxes and Other Taxes.............................................................   14
   Other Expenses..........................................................................................   14
The Contract...............................................................................................   14
   Transfers...............................................................................................   14
   No Default..............................................................................................   15
   Modification of the Contract............................................................................   15
   Contract Value..........................................................................................   15
   Ownership...............................................................................................   15
   Assignment..............................................................................................   16
   Beneficiary.............................................................................................   16
Annuity Provisions.........................................................................................   16
   Income Date and Settlement Option.......................................................................   16
   Changing the Income Date................................................................................   16
   Changing the Settlement Option..........................................................................   16
   Settlement Options......................................................................................   17
   Mortality and Expense Guarantee.........................................................................   17
   Frequency of Annuity Payments...........................................................................   17
   Amount of Annuity Payments..............................................................................   17
   Additional Provisions...................................................................................   18

                                                                                                            Page
                                                                                                            ----
Death Benefit..............................................................................................   18
   Death of the Annuitant..................................................................................   18
   Death of the Contract Owner.............................................................................   19
Purchases and Contract Value...............................................................................   19
   Change in Purchase Payments.............................................................................   19
   Allocation of Purchase Payments.........................................................................   19
   Accumulation Units .....................................................................................   20
   Distribution of Contract................................................................................   20
Surrenders.................................................................................................   21
   Limitations on Withdrawals from 403(b) Annuities........................................................   21
Federal Tax Status.........................................................................................   22
   General.................................................................................................   22
   Diversification.........................................................................................   22
   Contract Owner Control of Investments...................................................................   23
   Multiple Contracts......................................................................................   23
   Owner Other than Natural Person.........................................................................   23
   Tax Treatment of Assignments............................................................................   23
   Income Tax Withholding..................................................................................   23
   Tax Treatment of Withdrawals - Non-Qualified Contracts and Section 457 Contracts........................   24
   Qualified Plans.........................................................................................   24
   Tax Treatment of Withdrawals - Qualified Contracts......................................................   26
   Tax Sheltered Annuities - Withdrawal Limitations........................................................   27
   Section 457 - Deferred Compensation Plans...............................................................   27
Legal Proceedings..........................................................................................   27
Table of Contents of Statement of Additional Information...................................................   28

                                   DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit           An accounting unit representing a share of ownership in the Variable Account during the years before annuity payments begin.

Annuitant                   The person upon whose continuation of life any annuity payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit                An accounting unit of measure used to calculate annuity payments during the income phase of the Contract.

Code                        Internal Revenue Code of 1986, as amended.

Company                     Sentry Life Insurance Company of New York, 220 Salina Meadows Parkway, Syracuse, NY  13212.

Contingent Owner            The Contingent Owner, if any, of the Contract must be the spouse of the Contract Owner named on the application.

Contract Anniversary        The same month and day each year calculated from the date the Contract was first issued.

Contract Owner              The Contract Owner is named on the application, unless changed, and has all rights under the
                            Contract.

Contract Value              The dollar value of all amounts accumulated under the Contract as calculated on any valuation date.

Contract Year               A 12-month period beginning with the Contract issue date and each Contract anniversary date thereafter.

Mutual Fund                 A Mutual Fund designated as an investment option for the Variable Account.

Income Date                 The date on which annuity payments begin.

Non-Qualified Contract      A contract issued under a non-qualified plan. This means that the contract does not receive favorable tax treatment under Sections 401, 403, 408 or 457 of the Code.

Portfolio                   A segment of a Mutual Fund made up of a separate and distinct class of shares.

Qualified Contract          A contract that is issued under a tax-qualified plan. A qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount                  A segment of the Variable Account that invests in a Mutual Fund or Portfolio.

Valuation Date              The date on which the Company determines the value of the Contract. The Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day,
                            Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation Period            The period beginning at the close of business on the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account            Sentry Variable Account I, a separate investment account of Sentry Life Insurance Company of New York into which you can allocate your net purchase payments. The Variable Account is divided into
                            Subaccounts.

                                     SUMMARY
THE CONTRACT

The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the contract values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

THE VARIABLE ACCOUNT

You can allocate purchase payments to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series at their net asset value. As the Contract Owner, you bear the investment risk for the purchase payments you select to be allocated to the Variable Account.

TEN-DAY FREE LOOK

Within 10 days (or longer in states where required) of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your purchase payments.

CHARGES AND DEDUCTIONS

Contingent Deferred Sales Charge. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.


Mortality and Expense Risk Premium. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.


Contract Maintenance Charge. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.


Premium Taxes. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

TAXES

Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

                                    FEE TABLE
CONTRACT OWNER TRANSACTION EXPENSES

     -   Contingent Deferred Sales Charge (as a percentage of purchase payments)

         TIME BETWEEN WHEN PURCHASE PAYMENT
            IS MADE AND DATE OF SURRENDER                                                        PERCENTAGE
         ----------------------------------                                                      ----------
         Less than 1 year.......................................................................      6%
         At least 1 year but less than 2 years..................................................      5%
         At least 2 years but less than 3 years.................................................      4%
         At least 3 years but less than 4 years.................................................      3%
         At least 4 years but less than 5 years.................................................      2%
         At least 5 years but less than 6 years.................................................      1%
         At least 6 years.......................................................................      0%

CONTRACT MAINTENANCE CHARGE

     -   $30 per year

VARIABLE ACCOUNT ANNUAL EXPENSES

     -   Mortality and Expense Risk Premium - 1.20% of daily net asset value

ANNUAL EXPENSES OF T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., AND JANUS ASPEN SERIES (as a percentage of the average daily net assets of a Portfolio)


                                                     INVESTMENT MANAGEMENT            OTHER       TOTAL ANNUAL
PORTFOLIO                                           AND ADMINISTRATION FEES         EXPENSES        EXPENSES
---------                                           -----------------------         --------      -------------
T. Rowe Price Fixed Income Series, Inc.
   - T. Rowe Price Prime Reserve                              0.55%                    0.00%           0.55%
   - T. Rowe Price Limited-Term Bond                          0.70%                    0.00%           0.70%

T. Rowe Price Equity Series, Inc.
   - T. Rowe Price Personal Strategy Balanced                 0.90%                    0.00%           0.90%

Janus Aspen Series
   - Aggressive Growth                                        0.72%                    0.03%           0.75%

Portfolios of T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. have an annual all-inclusive Investment Management and Administrative Fee based on their average daily net assets, which includes all expenses related to the Portfolio. The Portfolios calculate and accrue the fees daily. The Investment Management and Administrative Fee for the Janus Aspen Series are separate from related fees.

EXAMPLES

The following table shows the expenses that you, as a Contract Owner, would pay on a $1,000 investment, assuming a 5% annual return on assets.

     (a) shows the amounts that you would pay at the end of each time period if you surrender the Contract.

     (b) shows the amounts that you would pay if you do not surrender the Contract.

                                                                          TIME PERIODS
                                               1 YEAR             3 YEARS            5 YEARS           10 YEARS
                                               ------             -------            -------           --------
T. Rowe Price                                  a) $74.00          $103.00            $134.00           $264.00
Prime Reserve Portfolio                        b) $24.00          $ 73.00            $124.00           $264.00
T. Rowe Price                                  a) $72.00          $ 97.00            $124.00           $242.00
Limited-Term Bond Portfolio                    b) $22.00          $ 67.00            $114.00           $242.00
T. Rowe Price                                  a) $74.00          $104.00            $136.00           $268.00
Personal Strategy Balanced Portfolio           b) $24.00          $ 74.00            $126.00           $268.00
Aggressive Growth Portfolio                    a) $73.00          $100.00            $129.00           $254.00
                                               b) $23.00          $ 70.00            $119.00           $254.00



                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the above table is to assist you in understanding the various costs and expenses that you will incur, either directly or indirectly. The table reflects expenses of the Variable Account, as well as the Portfolios.

2.   Premium taxes may apply; however, they are not reflected.

3. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

4. Neither the fee table nor the examples include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements (except the September 30, 1999, unaudited financial statements) have been audited by PricewaterhouseCoopers, LLP, independent accountant, whose audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information.

On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of Neuberger Berman Advisers Management Trust (the "Substitution") as follows:


From these Portfolios:                      Into these Portfolios
AMT Liquid Asset Portfolio                  T. Rowe Price Prime Reserve Portfolio
AMT Limited Maturity Portfolio              T. Rowe Price Limited-Term Bond Portfolio
AMT Balanced Portfolio                      T.Rowe Price Personal Strategy Balanced Portfolio
AMT Growth Portfolio                        Janus Aspen Series - Aggressive Growth Portfolio

Therefore, as a result of the Substitution, the Subaccounts provided in the table below no longer exist as of the date of this Prospectus.

                       PERIOD ENDED                                  YEAR ENDED
                         9/30/99     1998    1997     1996      1995     1994     1993     1992     1991     1990      1989
                         -------     ----    ----     ----      ----     ----     ----     ----     ----     ----      ----
LIQUID ASSET SUBACCOUNT
Beginning of Period      $17.954   $17.361  $16.779  $16.247  $15.653   $15.311 $15.127  $14.825  $14.207   $13.368   $12.459
End of Period             18.342    17.954   17.361   16.779   16.247    15.653  15.311   15.127   14.825    14.207    13.368
Number of Accum.
 Units Outstanding         5,196     6,554    6,264    7,787   14,831    22,043  17,256   11,664   21,017    31,173    26,021
GROWTH SUBACCOUNT
Beginning of Period      $57.716   $50.557  $39.662  $36.783  $28.257   $30.098 $28.524  $26.357  $20.558   $22.662   $17.711
End of Period             57.886    57.716   50.557   39.662   36.783    28.257  30.098   28.524   26.357    20.558    22.662
Number of Accum.
 Units Outstanding        25,381    25,635   28,775   34,509   39,845    39,944  41,095   45,564   42,882    43,313    51,964
LIMITED MATURITY BOND
 SUBACCOUNT
Beginning of Period      $25.048   $24.284  $23.024  $22.342  $20.381   $20.653 $19.607  $18.867  $17.147   $16.026   $14.639
End of Period             25.096    25.048   24.284   23.024   22.342    20.381  20.653   19.607   18.867    17.147    16.026
Number of Accum.
 Units Outstanding         3,728     4,056    4,233    7,846   13,818    13,955  22,808   21,850   25,691    28,387    13,919
BALANCED SUBACCOUNT
Beginning of Period      $22.613   $20.399  $17.283  $16.367  $13.382   $14.010 $13.323  $12.480  $10.288   $10.000      *
End of Period             22.653    22.613   20.399   17.283   16.367    13.382  14.010   13.323   12.480    10.288      *
Number of Accum.
 Units Outstanding        11,890    13,054   12,900   15,426   17,273    30,719  34,881   36,134   27,369    20,971      *

* No Accumulation Unit Values for this period. Sales of the Contract in connection with this Portfolio commenced on September 17, 1990.

                             PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

                              FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

                                   THE COMPANY

The Company, meaning Sentry Life Insurance Company of New York, is a stock life insurance company incorporated under the laws of New York in 1966. Its home office is located at 220 Salina Meadows Parkway, Syracuse, NY 13212. It is authorized to conduct annuity, life, accident and health insurance business in Minnesota, New York and North Dakota. The Company is a wholly-owned subsidiary of Sentry Life Insurance Company, which in turn is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is also located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Equity Services, Inc.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company's Board of Directors on August 24, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company.

Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account.

The assets of the Variable Account are divided into Subaccounts within the Variable Account.

                    T. ROWE PRICE FIXED INCOME SERIES, INC.,
            T. ROWE PRICE EQUITY SERIES, INC., AND JANUS ASPEN SERIES

On November 17, 1999, the Securities and Exchange Commission issued an order approving the substitution of shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of the Portfolios of Neuberger Berman Advisers Management Trust held by the Variable Account to fund variable annuity contracts issued by the Company as follows:

     1. shares of the T. Rowe Price Prime Reserve Portfolio of T. Rowe Price Fixed Income Series, Inc. for shares of Neuberger Berman AMT Liquid Asset Portfolio;
     2. shares of the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. for shares of Neuberger Berman AMT Limited Maturity Bond Portfolio;
     3. shares of the T. Rowe Price Personal Strategy Balanced Portfolio of T. Rowe Price Equity Series, Inc. for shares of Neuberger Berman AMT Balanced Portfolio; and
     4. shares of the Aggressive Growth Portfolio of Janus Aspen Series for shares of Neuberger Berman AMT Growth Portfolio.

Each Subaccount invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. or Janus Aspen Series (collectively, the Funds).

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insuance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc., are diversified open-end management investment companies of the series type. Both are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland, 21202, is registered with the Securities and Exchange Commission as an investment adviser and serves as investment adviser to each of the Portfolios. As the investment adviser, T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments. T. Rowe Price Associates, Inc. is not affiliated with the Company, and the Company has no legal responsibility for the management or operation of the Portfolios.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

     T. Rowe Price Prime Reserve Portfolio. The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and consistent with these, the highest possible current income. It seeks to attain these objectives by investing in high-quality, U.S. dollar denominated money market securities.

     T. Rowe Price Limited-Term Bond Portfolio. The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

     T. Rowe Price Personal Strategy Balanced Portfolio. The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers 11 Portfolios, one of which, the Aggressive Growth Portfolio, is currently offered in connection with the Contract.

Janus Capital, 100 Fillmore Street, Denver, Colorado, 80206-4928, registered with the Securities and Exchange Commission as an investment adviser, is the investment adviser to Janus Aspen Series and is responsible for the day-to-day management of the investment portfolio and other business affairs.

Janus Capital is not affiliated with the Company, and the Company has no responsibility for the management or operations of Janus Aspen Series.

A summary of the investment objective of Janus Aspen Series Aggressive Growth Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in the Portfolio's prospectus, including the risks associated with the investments and the investment techniques of the Portfolio.

     Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks long-term growth of capital through a non-diversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. The Aggressive Growth Portfolio normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies.

                         VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series, (collectively, the "Funds"), shares. However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If any of the Funds holds a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to that particular Fund and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions at least 14 days prior to the shareholder meeting.

For purposes of voting Fund shares held in the Variable Account at a shareholder meeting of the Fund, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Fund held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Portfolio. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Funds in its own right, it may elect to do so.

                           SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Account, or if the Company's Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable Account's objectives, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

                             CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.

The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sale expenses, the Company may use the mortality and expense risk premium to make up any difference.

If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge

     - purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;

     - in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by

     (1)  allocating purchase payments to the amount surrendered; and

     (2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and

     (3)  adding the products of each multiplication in (2) above.

         TIME BETWEEN WHEN PURCHASE PAYMENT
           IS MADE AND DATE OF SURRENDER                                                         PERCENTAGE
         -----------------------------------                                                     ----------
         Less than 1 year.......................................................................      6%
         At least 1 year but less than 2 years..................................................      5%
         At least 2 years but less than 3 years.................................................      4%
         At least 3 years but less than 4 years.................................................      3%
         At least 4 years but less than 5 years.................................................      2%
         At least 5 years but less than 6 years.................................................      1%
         At least 6 years.......................................................................      0%

The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.



         Example:     Amount requested:                                      $1,000
                      Assume 5% contingent deferred sales charge:            $   50
                      Total amount withdrawn from Contract Value:            $1,050
                      Amount you receive:                                    $1,000

If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.



         Example:     Amount requested:                                      $1,000
                      Assume 5% contingent deferred sales charge:            $   50
                      Total amount withdrawn from Contract Value:            $1,000
                      Amount you receive:                                    $  950


The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

     - After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

     - When purchase payments that have been held by the Company for more than six years are being withdrawn.

     - When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

     - At the Company's option pursuant to its current guidelines or procedures.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

     (1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

     (2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

     (4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amount of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

     - The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

     - Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

     - If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

     - The contract maintenance charge will be deducted whether or not you are making purchase payments.

     -    The Company does not profit from the contract maintenance charge.

DEDUCTION FOR PREMIUM TAXES AND OTHER TAXES

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date).

For those states assessing premium taxes when purchase payments are made, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of the Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series which are described in the accompanying Fund prospectuses.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

TRANSFERS

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year.

Transfers are subject to the following conditions:

(1)  Requests for transfers must be in writing and must clearly state:

     -   the amount to be transferred; and
     - the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 25 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) Prior to the Income Date, you may make transfers from the T. Rowe Price Prime Reserve Portfolio and/or the T. Rowe Price Limited-Term Bond Portfolio to the Aggressive Growth Portfolio or the T. Rowe Price Personal Strategy Portfolio on a pre-authorized basis. The transfers will only be made if you enter into a written agreement with the Company. These transfers will be made monthly, with a minimum transfer amount of $250 per month.

(6) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(7) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

NO DEFAULT

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

MODIFICATION OF THE CONTRACT

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

CONTRACT VALUE

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

     Example:     Number of Accumulation Units in Subaccount             =  250

                  Value of one Subaccount Accumulation Unit              =  $10

                  250  x  $10 = $2,500 Contract Value

OWNERSHIP

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant. On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

In order to make a change in the Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change the Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

ASSIGNMENT

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

ASSIGNMENT OF THE CONTRACT MAY BE A TAXABLE EVENT. You should consult your tax adviser before assigning the Contract.

BENEFICIARY

You name the beneficiary on the application and, unless changed, that beneficiary is entitled to receive the death benefit on your death or the death of the Annuitant.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

     (1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (2) to the contingent beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (3)  to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

                               ANNUITY PROVISIONS

INCOME DATE AND SETTLEMENT OPTION

You will select an Income Date and a settlement option at the time you complete the application. The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments.

The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 75th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE INCOME DATE

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 75th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE SETTLEMENT OPTION

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may request an alternative option acceptable to the Company.

SETTLEMENT OPTIONS

The net proceeds under the Contract may be paid under one of the following options, or an alternative option acceptable to the Company:

     OPTION 1 - LIFE ANNUITY

     Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate upon the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

     OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

     Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

     The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments, or it can be paid in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

     OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

     Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

IF NO SETTLEMENT OPTION IS SELECTED, OPTION 1 WILL AUTOMATICALLY BE APPLIED.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

FREQUENCY OF ANNUITY PAYMENTS

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum.

If the amount of a monthly annuity payment is or becomes less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

AMOUNT OF ANNUITY PAYMENTS

A variable annuity is an annuity with payments that

     -    are not predetermined as to dollar amount; and

     - will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

     (1)  the Contract Value on the Income Date;

     (2)  the annuity table specified in the Contract;

     (3)  the settlement option selected; and

     (4)  the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.

ADDITIONAL PROVISIONS

- Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

- You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

- Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.

- The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                  DEATH BENEFIT
DEATH OF THE ANNUITANT

If the Annuitant who is not the Contract Owner dies before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives

     (1)  a certified copy of the death certificate; AND
     (2) an election to either receive the death benefit as a lump sum or under one of the settlement options.

If a lump sum payment is elected, the Company will pay it within seven days after it receives the election and the death certificate.

If the beneficiary does not elect a settlement option, the Company will pay the death benefit in a lump sum.

If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a lump sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

The amount of the death benefit will be the greater of

     (1)  the sum of all purchase payments made, less surrendered amounts; or
     (2)  the Contract Value.

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be paid as provided for in the settlement option you selected. The Company will require proof of the Annuitant's death.

DEATH OF THE CONTRACT OWNER

If the Contract is issued under a non-qualified plan, the death benefit will be paid as follows:

If you, as the Contract Owner (regardless of whether you are the Annuitant), die before the Income Date, the entire Contract Value must be distributed within five years of the date of your death, unless:

     (1) it is payable over the lifetime of a designated beneficiary with distributions beginning within one year of the date of your death; OR

     (2) the Contingent Owner, if any, continues the Contract is his or her own name. (The Contingent Owner must be your spouse.)

If the owner of the Contract is a non-natural person, for purposes of the death benefit, the Annuitant will be treated as the Contract Owner and the death of the Annuitant or a change of the Annuitant will be treated as the death of the Contract Owner.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can make purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.

                                             Minimum Initial                   Minimum Subsequent
                                             Purchase Payment                   Purchase Payment
                                             ----------------                  -----------------
Non-Qualified Contract                            $1,000                              $100

Qualified Contract                                $1,000                              $100

Contract issued under an
employer-sponsored                                $   50                              $ 50
payroll deduction plan


The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

CHANGE IN PURCHASE PAYMENTS

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the requirements set forth above.

ALLOCATION OF PURCHASE PAYMENTS

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.

     Example:     Amount of purchase payment                             =  $100

                  Value of one Subaccount Accumulation Unit              =  $ 10

                  $100 / $10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

ACCUMULATION UNITS

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount.

Initially, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company determines the Accumulation Unit value. It does this by

     (1) determining the total amount of money invested in the particular Subaccount;

     (2) subtracting from that amount the mortality and expense risk premium and any other charges such as taxes the Company has deducted; and

     (3)  dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by

          -    the investment performance of the Subaccount,
          -    expenses, and
          -    deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 4 of this Prospectus.

DISTRIBUTION OF CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not to exceed 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to make a surrender of all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

     (1) the total of any applicable premium taxes not previously deducted; PLUS

     (2) any applicable contract maintenance charge; PLUS

     (3) any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

     (1) the New York Stock Exchange is closed on other than customary weekend and holiday closings;

     (2) trading on the New York Stock Exchange is restricted;

     (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or

     (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

LIMITATIONS ON SURRENDERS FROM 403(B) ANNUITIES

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

     - be at least age 59 1/2;
     - separate from the service of your employer;
     - die;
     - become disabled (as defined in the Code); or
     - have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

     - salary reduction contributions made after December 31, 1988;
     - income attributable to such contributions; and
     - income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if

          - no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
          - no more than 70% of the value of the total assets of the portfolio is represented by any two investments;
          - no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and
          - no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

CONTRACT OWNER CONTROL OF INVESTMENTS

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

OWNER OTHER THAN NATURAL PERSON

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

INCOME TAX WITHHOLDING

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Sections 401 or 403(b) of the Code that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to

         (1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or
         (2)  distributions that are required minimum distributions; or
         (3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or
         (4)  hardship withdrawals.

You should consult your tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS AND SECTION 457 CONTRACTS

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

         (1)  after the taxpayer reaches age 59 1/2;
         (2)  after the Contract Owner's death;
         (3)  if the taxpayer is totally disabled (as defined in the Code);
         (4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;
         (5)  under an immediate annuity; or
         (6) that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

QUALIFIED PLANS

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You need to be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

     TAX SHELTERED ANNUITIES

     The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity.

     INDIVIDUAL RETIREMENT ANNUITIES

     The Code permits eligible individuals to contribute to an individual retirement plan known as an "individual retirement annuity" or "IRA." Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

     Roth IRA. Under an individual retirement annuity known as a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. Subject to certain income limits, a maximum of $2,000 per year may be contributed to a Roth IRA. Distributions from a Roth IRA are tax-free if it has been held for at least five years AND it meets one of the following requirements:

     - the distribution is made after age 59 1/2 or the taxpayer has died or is disabled;
     - the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

     Certain penalties may apply if you receive a non-qualified distribution. Rollovers to or from a Roth IRA can be made under certain circumstances, however, there may be a tax liability if the rollover involves a non-Roth IRA.

     If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

     PENSION AND PROFIT-SHARING PLANS

     The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distributed from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

          (1)  distributions made on or after age 59 1/2;

          (2)  distributions following death or disability;

          (3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;

          (4)  distributions after separation from service after age 55;

          (5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;

          (6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;

          (7) under limited conditions, distributions from an IRA to purchase medical insurance;

          (8) under limited conditions, distributions from an IRA for qualified higher education expenses; and

          (9) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than April 1 of the calendar year following the calendar year in which you reach age 70 1/2; OR the calendar year in which you retire, whichever is LATER.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

          -    be at least age 59 1/2;
          -    separate from the service of your employer;
          -    die;
          -    become disabled (as defined in the Code); or
          -    have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

          -    salary reduction contributions made after December 31, 1988;
          -    income attributable to such contributions; and
          -    income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

SECTION 457 - DEFERRED COMPENSATION PLANS

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans, which may invest in annuity contracts, for the benefit of their employees. As with qualified plans, the Code establishes limits and restrictions on eligibility, contributions, and distributions. Under a Section 457 plan, contributions made for the benefit of employees will not be included in the employees' gross income until they are distributed from the plan. Under a Section 457 plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as they are available for distribution to the employee or the employee's beneficiary. However, for plans established after August 20, 1996, it is required that plan assets be held in trust for the benefit of employees and not be subject to claims by the employer's general creditors. After January 1, 1999, this requirement is mandatory for all Section 457 plans.

                                LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                PAGE
----                                                                ----
THE COMPANY......................................................    3

DISTRIBUTION OF THE CONTRACT.....................................    3

INDEPENDENT ACCOUNTANT...........................................    3

LEGAL OPINIONS...................................................    3

YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT......    3

ANNUITY PAYMENTS.................................................    4

  Annuity Unit ..................................................    4
  Amount of Annuity Payments.....................................    4
  Net Investment Factor..........................................    4

FINANCIAL STATEMENTS.............................................    5

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED

                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                            SENTRY VARIABLE ACCOUNT I
                                       AND
                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827.

This Statement of Additional Information and the Prospectus are dated January 7, 2000.



                                TABLE OF CONTENTS

Item                                                                                                        Page
----                                                                                                        ----
THE COMPANY................................................................................................  3

DISTRIBUTION OF THE CONTRACT...............................................................................  3

INDEPENDENT ACCOUNTANT.....................................................................................  3

LEGAL OPINIONS.............................................................................................  3

YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT...............................................  3

ANNUITY PAYMENTS...........................................................................................  4

     Annuity Unit..........................................................................................  4
     Amount of Annuity Payments............................................................................  4
     Net Investment Factor.................................................................................  4

FINANCIAL STATEMENTS.......................................................................................  5

                                   THE COMPANY

Sentry Life Insurance Company of New York (the "Company") is a stock life insurance company incorporated in 1966 pursuant to the laws of the State of New York. Its home office is located at 220 Salina Meadows Parkway, Syracuse, New York. It is licensed to conduct life, annuity and accident and health insurance business in Minnesota, New York and North Dakota. The company is a wholly-owned subsidiary of Sentry Life Insurance Company, which in turn is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Equity Services, Inc.


                          DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in those states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 1996, 1997 and 1998 of $338,226, $309,674, and $392,706, respectively. Of those amounts, it retained $286,484, $259,161, and $236,907, respectively.


                             INDEPENDENT ACCOUNTANT

The statutory financial statements of the Company as of December 31, 1998, and for the year then ended, and the financial statements of the Variable Account as of December 31, 1998 and 1997, and for each of the two years in the period then ended, have been audited by PricewaterhouseCoopers LLP, 203 North LaSalle Street, Chicago, Illinois, independent accountant, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.


           YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation.

The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the
T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                                ANNUITY PAYMENTS

ANNUITY UNIT

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

     (1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

     (2) the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

AMOUNT OF ANNUITY PAYMENTS

The dollar amount of annuity payments after the first payment is determined as follows:

     (1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

     (2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

     (1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

     (2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period is the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

NET INVESTMENT FACTOR

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1)  is the net result of:

     (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

     (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

     (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

(2) is the net result of:

    (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

    (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

(3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

                        FINANCIAL STATEMENTS (UNAUDITED)

                            AS OF SEPTEMBER 30, 1999

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                         September 30, 1999 (Unaudited)

ASSETS:
Investments at market value:

   Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 95,512
       shares (cost $95,512)                                                                             $   95,512

     Growth Portfolio, 58,583
       shares (cost $1,376,406)                                                                           1,469,254

     Limited Maturity Bond Portfolio, 7,101
       shares (cost $96,681)                                                                                 93,662

     Balanced Portfolio, 17,050
       shares (cost $263,382)                                                                               269,559
                                                                                                         ----------

       Total investments                                                                                  1,927,987

Dividends receivable                                                                                            339
                                                                                                         ----------

       Total assets                                                                                       1,928,326

LIABILITIES:

Accrued expenses                                                                                                900
                                                                                                         ----------

NET ASSETS                                                                                               $1,927,426
                                                                                                         ==========


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the six months ended June 30, 1999 and 1998 (Unaudited)


                                                  SUB-ACCOUNTS INVESTING IN:
                                                  --------------------------

                                                         LIQUID ASSET                               GROWTH
                                                           PORTFOLIO                              PORTFOLIO
                                                  -------------------------             --------------------------
                                                    1999              1998                  1999             1998
                                                  -------           -------             ---------        ---------
Income:
   Dividends                                        3,322             3,890                     -                -

Expenses:
   Mortality and expense risk                         990             1,021                12,933           13,239
                                                  -------           -------             ---------        ---------
Net investment income (loss)                        2,332             2,869               (12,933)         (13,239)
                                                  -------           -------             ---------        ---------
Realized net investment gain (loss)                    --                --                 5,913            3,419

Unrealized appreciation (depreciation), net            --                --               (68,079)        (511,262)

Capital gain distributions received                    --                --                77,879          392,329
                                                  -------           -------             ---------        ---------
Realized and unrealized gain (loss)
   on investments and capital
   gains distributions, net                            --                --                15,713         (115,514)
                                                  -------           -------             ---------        ---------
Net increase (decrease) in contract owners'
   equity from operations                           2,332             2,869                 2,780         (128,753)
                                                  -------           -------             ---------        ---------
Purchase payments                                   6,686             6,513                10,159            9,141

Transfers between subaccounts, net                (12,000)               --                12,000              926

Withdrawals                                       (20,889)             (567)              (33,859)         (90,756)

Contract maintenance fees                            (164)             (194)               (1,293)          (1,366)

Surrender charges                                    (133)               --                  (115)          (1,489)
                                                  -------           -------             ---------        ---------
Net decrease in contract owners'
   equity derived from principal transactions     (26,500)            5,752               (13,108)         (83,544)
                                                  -------           -------             ---------        ---------
Total increase (decrease) in
   contract owners' equity                        (24,168)            8,621               (10,328)        (212,297)

Contract owners' equity at beginning of period    119,466           108,749             1,479,545        1,454,779
                                                  -------           -------             ---------        ---------
Contract owners' equity at end of period           95,298           117,370             1,469,217        1,242,482
                                                  =======           =======             =========        =========

    The accompanying notes are an integral part of these financial statements



       LIMITED MATURITY                               BALANCED
        BOND PORTFOLIO                                PORTFOLIO                                   TOTAL
    --------------------------                ---------------------------             -----------------------------
    1999               1998                   1999                 1998                 1999                1998
   -------            -------                 -------            -------              ---------          ---------
     5,438              6,445                   4,547              6,179                 13,307             16,514

       859                946                   2,460              2,395                 17,242             17,601
   -------            -------                 -------            -------              ---------          ---------

     4,579              5,499                   2,087              3,784                 (3,935)            (1,087)
   -------            -------                 -------            -------              ---------          ---------
      (111)                 8                  (1,974)             1,285                  3,828              4,712

    (4,274)            (2,312)                 (6,428)           (59,823)               (78,781)          (573,397)

        --                 --                   6,736             43,400                 84,615            435,729
   -------            -------                 -------            -------              ---------          ---------


    (4,385)            (2,304)                 (1,666)           (15,138)                 9,662           (132,956)
   -------            -------                 -------            -------              ---------          ---------

       194              3,195                     421            (11,354)                 5,727           (134,043)
   -------            -------                 -------            -------              ---------          ---------
        --                 --                   7,851              7,637                 24,696             23,291

        --               (926)                     --                 --                      -                  -

    (8,045)            (1,896)                (33,388)           (14,843)               (96,181)          (108,062)

      (102)              (143)                   (332)              (308)                (1,891)            (2,011)

       (74)                --                    (386)              (279)                  (708)            (1,768)
   -------            -------                 -------            -------              ---------          ---------

    (8,221)            (2,965)                (26,255)            (7,793)               (74,084)           (88,550)
   -------            -------                 -------            -------              ---------          ---------

    (8,027)               230                 (25,834)           (19,147)               (68,357)          (222,593)

   101,590            102,797                 295,182            263,142              1,995,783          1,929,467
   -------            -------                 -------            -------              ---------          ---------
    93,563            103,027                 269,348            243,995              1,927,426          1,706,874
   =======            =======                 =======            =======              =========          =========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                           SEPTEMBER 30, 1999 AND 1998

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

   The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized capital gains of the Variable Account which are applied to increase net assets are not taxed.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED - CONTINUED)

                           SEPTEMBER 30, 1999 AND 1998

3. EXPENSES


   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $900 at September 30, 1999.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED - CONTINUED)

                           SEPTEMBER 30, 1999 AND 1998

4. NET ASSETS

   Net assets are represented by accumulation units in the related Variable Account.

   At September 30, 1999 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      ------------        ------------        ----------
         Neuberger Berman
         Advisers Management Trust:
           Liquid Asset Portfolio                           5,196               $18.34        $   95,298
           Growth Portfolio                                25,381                57.89         1,469,217
           Limited Maturity Bond Portfolio                  3,728                25.10            93,563
           Balanced Portfolio                              11,890                22.65           269,348
                                                                                              ----------


              Total net assets                                                                $1,927,426
                                                                                              ==========


   At September 30, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      ------------        ------------        ----------
         Neuberger Berman
         Advisers Management Trust:
           Liquid Asset Portfolio                            6,590              $17.81        $  117,370
           Growth Portfolio                                 27,277               45.55         1,242,482
           Limited Maturity Bond Portfolio                   4,113               25.05           103,027
           Balanced Portfolio                               12,539               19.46           243,995
                                                                                              ----------

              Total net assets                                                                $1,706,874
                                                                                              ==========


5. PURCHASES AND SALES OF SECURITIES


   In 1999, purchases and proceeds on sales of the Trust's shares aggregated $136,070 and $130,137, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           ------------       ---------      ----------------      ----------       ---------
   Purchases               $     10,410        $100,334         $       5,438       $  19,888        $136,070
   Proceeds on sales             34,491          48,559                 9,219          37,868         130,137


   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $476,451 and $132,766, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           ------------       ----------      ----------------      ----------       ---------
   Purchases               $     10,394        $ 402,395        $        6,445      $   57,217       $ 476,451
   Proceeds on sales              1,761          107,609                 4,964          18,432         132,766

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

                    [PRICEWATERHOUSECOOPERS LLP LETTERHEAD]




                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1998, the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS L.L.P.


Chicago, Illinois
February 11, 1999

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            SENTRY VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998

ASSETS:

Investments at market value:

   Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 119,593
       shares (cost $119,593)                             $  119,593

     Growth Portfolio, 56,282
       shares (cost $1,318,719)                            1,479,645

     Limited Maturity Bond Portfolio, 7,368
       shares (cost $100,573)                                101,828

     Balanced Portfolio, 18,112
       shares (cost $283,335)                                295,940
                                                          ----------

       Total investments                                   1,997,006

Dividends receivable                                             436
                                                          ----------

       Total assets                                        1,997,442

LIABILITIES:

Accrued expenses                                               1,659
                                                          ----------

NET ASSETS                                                $1,995,783
                                                          ==========



    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the Years ended December 31, 1998 and 1997

                                              SUB-ACCOUNTS INVESTING IN:
                                              --------------------------
                                                       LIQUID ASSET                       GROWTH
                                                        PORTFOLIO                        PORTFOLIO
                                              --------------------------        ---------------------------
                                                  1998          1997                1998             1997
                                               ---------     ----------         ----------       ----------
Income:
   Dividends                                   $    5,206    $    5,340         $       --       $       --

Expenses:
   Mortality and expense charges                    1,382         1,406             17,252           16,886
                                               ----------    ----------         ----------       ----------

Net investment income (loss)                        3,824         3,934            (17,252)         (16,886)
                                               ----------    ----------         ----------       ----------

Realized net investment gain (loss)                    --            --              2,114           50,208

Unrealized appreciation (depreciation), net            --            --           (184,860)         190,613

Capital gain distributions received                    --            --            392,329          110,632
                                               ----------    ----------         ----------       ----------

Realized and unrealized gain (loss)
   on investments and capital
   gain distributions, net                             --            --            209,583          351,453
                                               ----------    ----------         ----------       ----------
Net increase in net assets
   from operations                                  3,824         3,934            192,331          334,567
                                               ----------    ----------         ----------       ----------

Purchase payments                                   7,706         7,759             10,802           21,166

Transfers between subaccounts, net                     --            --                926            6,066

Withdrawals                                          (568)      (33,219)          (176,196)        (271,847)

Contract maintenance fees                            (245)         (248)            (1,608)          (1,873)

Surrender charges                                      --          (131)            (1,489)          (1,976)
                                               ----------    ----------         ----------       ----------
Net increase (decrease) in net assets
   derived from principal transactions              6,893       (25,839)          (167,565)        (248,464)
                                               ----------    ----------         ----------       ----------

Total increase (decrease) in net assets            10,717       (21,905)            24,766           86,103

Net assets at beginning of year                   108,749       130,654          1,454,779        1,368,676
                                               ----------    ----------         ----------       ----------
Net assets at end of year                      $  119,466    $  108,749         $1,479,545       $1,454,779
                                               ==========    ==========         ==========       ==========




    The accompanying notes are an integral part of these financial statements

       LIMITED MATURITY                               BALANCED
        BOND PORTFOLIO                                PORTFOLIO                                   TOTAL
------------------------------           -------------------------------           -------------------------------

    1998               1997                   1998               1997                   1998                1997
----------         ----------              ----------         ----------             ----------         ----------
$    6,445         $    9,357              $    6,179         $    4,981             $   17,830         $   19,678


     1,257              1,623                   3,203              3,261                 23,094             23,176
----------         ----------              ----------         ----------             ----------         ----------

     5,188              7,734                   2,976              1,720                 (5,264)            (3,498)
----------         ----------              ----------         ----------             ----------         ----------

        26             (1,724)                    552              5,364                  2,692             53,848

    (2,035)             1,024                 (18,268)            22,275               (205,163)           213,912

        --                 --                  43,400             12,785                435,729            123,417
----------         ----------              ----------         ----------             ----------         ----------



    (2,009)              (700)                 25,684             40,424                233,258            391,177
----------         ----------              ----------         ----------             ----------         ----------


     3,179              7,034                  28,660             42,144                227,994            387,679
----------         ----------              ----------         ----------             ----------         ----------

        --                  1                  25,229             16,644                 43,737             45,570

      (926)            (6,066)                     --                 --                     --                 --

    (3,299)           (78,000)                (20,843)           (60,881)              (200,906)          (443,947)

      (161)              (198)                   (567)              (651)                (2,581)            (2,970)

        --               (609)                   (439)              (721)                (1,928)            (3,437)
----------         ----------              ----------         ----------             ----------         ----------


    (4,386)           (84,872)                  3,380            (45,609)              (161,678)          (404,784)
----------         ----------              ----------         ----------             ----------         ----------
    (1,207)           (77,838)                 32,040             (3,465)                66,316            (17,105)

   102,797            180,635                 263,142            266,607              1,929,467          1,946,572
----------         ----------              ----------         ----------             ----------         ----------
$  101,590         $  102,797              $  295,182         $  263,142             $1,995,783         $1,929,467
==========         ==========              ==========         ==========             ==========         ==========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            SENTRY VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 and 1997

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.


2. SIGNIFICANT ACCOUNTING POLICIES


   VALUATION OF INVESTMENTS

   Investments in the Trust are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. EXPENSES


   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $1,659 at December 31, 1998.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1998 and 1997



   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.


4. NET ASSETS


   Net Assets are represented by accumulation units in the related Variable Account.

   At December 31, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      ------------        ------------        ----------
           Liquid Asset Portfolio                         6,654              $17.95           $  119,466
           Growth Portfolio                              25,635               57.72            1,479,545
           Limited Maturity Bond Portfolio                4,056               25.05              101,590
           Balanced Portfolio                            13,054               22.61              295,182
                                                                                              ----------
              Total net assets                                                                $1,995,783
                                                                                              ==========



  At December 31, 1998 significant concentrations of ownership were as follows:

                                                        NUMBER OF
                                                     CONTRACT OWNERS            PERCENTAGE OWNED
                                                     ---------------            ----------------
           Liquid Asset Portfolio                           3                         50.9
           Growth Portfolio                                 1                         22.5
           Limited Maturity Bond Portfolio                  2                         56.7
           Balanced Portfolio                               1                         13.3

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            SENTRY VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1998 and 1997

   At December 31, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      ------------        -------------          -----
           Liquid Asset Portfolio                         6,264              $17.36           $  108,749
           Growth Portfolio                              28,775               50.56            1,454,779
           Limited Maturity Bond Portfolio                4,233               24.28              102,797
           Balanced Portfolio                            12,900               20.40              263,142
                                                                                              ----------
              Total net assets                                                                $1,929,467
                                                                                              ==========



5. PURCHASES AND SALES OF SECURITIES
   ---------------------------------

   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $498,222 and $230,340, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           ------------       ---------      ----------------       ---------         -----
   Purchases                 $ 12,909         $404,052           $  6,445           $ 74,816        $498,222
   Proceeds on sales            1,813          197,291              6,386             24,850         230,340

   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $201,312 and $485,936, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           ------------       ---------      ----------------       ---------         -----
   Purchases                 $ 16,205         $141,339            $ 9,357           $ 34,411        $201,312
   Proceeds on sales           38,639          296,170             85,875             65,252         485,936

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                        FINANCIAL STATEMENTS (UNAUDITED)

                            AS OF SEPTEMBER 30, 1999

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                   STATUTORY-BASIS BALANCE SHEETS (UNAUDITED)

                           SEPTEMBER 30, 1999 AND 1998
                           ---------------------------

ASSETS                                                                               1999              1998
------                                                                               ----              ----
Investments:
   Bonds   ..................................................................     $28,708,449       $30,723,200
   Policy loans..............................................................       1,764,822         1,947,466
   Cash and short-term investments...........................................       1,474,881         2,248,942
                                                                                  -----------       -----------
           Total investments ................................................      31,948,152        34,919,608
Accrued investment income....................................................         521,260           508,127
Premiums deferred and uncollected............................................         276,272           219,337
Due from affiliates..........................................................          45,266             1,298
Other assets.................................................................         575,862             4,432
Assets held in separate accounts.............................................       4,212,365         2,985,334
                                                                                  -----------       -----------
           Total admitted assets.............................................     $37,579,177       $38,638,136
                                                                                  ===========       ===========


LIABILITIES
-----------
Future life policy benefits:
   Life......................................................................     $17,074,838       $17,938,082
   Accident and health.......................................................         651,672           712,722
Policy and contract claims:..................................................         734,004           863,779
Premium and other deposit funds..............................................       3,520,412         3,894,123
Other policyholder funds.....................................................          19,198           112,833
Accounts payable and other liabilities.......................................         489,442         1,109,590
Federal income taxes accrued.................................................         378,031           487,827
Asset valuation reserve......................................................          34,180           156,039
Interest maintenance reserve.................................................         178,143           172,594
Liabilities related to separate accounts.....................................       4,208,825         2,983,953
                                                                                  -----------       -----------
           Total liabilities.................................................     $27,297,745       $28,431,542
                                                                                  ===========       ===========

CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $20 par value; authorized, issued, and
   outstanding 50,000 shares in 1999 and 1998................................       1,000,000         1,000,000
Paid-in surplus..............................................................       3,500,000         3,500,000
Earned surplus:
   Appropriated..............................................................          66,964           199,588
   Unappropriated............................................................       5,714,468         5,507,006
                                                                                  -----------       -----------
           Total capital stock and surplus...................................      10,281,432        10,206,594
                                                                                  -----------       -----------

           Total liabilities, capital stock and surplus......................     $37,579,177       $38,638,136
                                                                                  ===========       ===========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

              STATUTORY-BASIS STATEMENTS OF OPERATIONS (UNAUDITED)

                           SEPTEMBER 30, 1999 AND 1998
                           ---------------------------



                                                                                     1999              1998
                                                                                     ----              ----
Premiums and other income:
   Premiums and annuity considerations.......................................     $ 3,288,190       $ 4,136,485
   Other fund deposits.......................................................         561,595           550,400
   Commissions and expense allowances on
      reinsurance ceded......................................................          14,011            12,580
   Net investment income.....................................................       1,839,113         1,970,783
   Other income..............................................................         205,646           106,194
                                                                                  -----------       -----------

           Total premiums and other income...................................       5,908,555         6,776,442
                                                                                  -----------       -----------

Benefits and expenses:
   Policyholder benefits and fund withdrawals................................       4,770,427         5,790,475
   Decrease in future life policy benefits
      and other reserves.....................................................      (1,293,913)       (1,365,840)
   Commissions...............................................................         208,328           271,503
   Other expenses............................................................         771,358           920,763
   Transfers from separate accounts, net.....................................         229,213           248,642
                                                                                  -----------       -----------
           Total benefits and expenses.......................................       4,685,413         5,865,543
                                                                                  -----------       -----------

Income before federal income tax expense
   and net realized losses on investments....................................       1,223,142           910,899

Federal income tax expense, less tax on
   net realized losses and transfers to the IMR..............................         433,509           345,684
                                                                                  -----------       -----------

Income before net realized gains on investments..............................         789,633           565,215

           Net realized losses on investments................................        (155,613)         (119,561)
                                                                                  -----------       -----------

Net income ..................................................................     $   634,020       $   445,654
                                                                                  ===========       ===========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

 STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS (UNAUDITED)

                           SEPTEMBER 30, 1999 AND 1998
                           ---------------------------


                                                                                     1999              1998
                                                                                     ----              ----
Capital stock, beginning and end of year.....................................     $ 1,000,000       $ 1,000,000
                                                                                  -----------       -----------

Paid-in surplus, beginning and end of year...................................       3,500,000         3,500,000
                                                                                  -----------       -----------
Earned surplus:
   Unappropriated:
   Balance at beginning of year .............................................       5,032,941         5,317,646
   Net income................................................................         643,020           445,654
   Change in non-admitted assets.............................................               0           (42,267)
   Change in asset valuation reserve.........................................         114,471           (14,439)
                                                                                  -----------       -----------

      Balance at end of year.................................................       5,781,432         5,706,594
                                                                                  -----------       -----------
           Total capital stock and surplus...................................     $10,281,432       $10,206,594
                                                                                  ===========       ===========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

              STATUTORY-BASIS STATEMENTS OF CASH FLOWS (UNAUDITED)

                           SEPTEMBER 30, 1999 AND 1998
                           ---------------------------

                                                                                     1999              1998
                                                                                     ----              ----
Premiums and annuity considerations..........................................     $ 3,254,781       $ 4,048,267
Other fund deposits..........................................................         561,595           550,400
Allowances and reserve adjustments received on
   reinsurance ceded.........................................................          14,011            12,580
Investment income received (excluding realized gains
   and losses and net of investment expenses)................................       1,788,633         1,915,683
Other income received........................................................         205,128           109,347
Life and accident and health claims paid.....................................      (3,166,317)       (3,695,282)
Surrender benefits...........................................................      (1,955,245)       (2,175,160)
Other benefits to policyholders paid.........................................         (17,169)           (7,514)
Commissions, other expenses, and taxes paid
   (excluding federal income taxes)..........................................        (976,567)       (1,225,026)
Net transfers from separate accounts.........................................        (229,213)         (248,642)
Federal income taxes.........................................................        (437,532)         (356,229)
Net decrease in policy loans.................................................         185,902            (4,623)
                                                                                  -----------       -----------
           Net cash from operations..........................................        (791,993)       (1,075,199)
                                                                                  -----------       -----------

Proceeds from investments sold, matured, or repaid:
   Bonds.....................................................................       2,952,498         5,289,905
   Tax on net capital gains..................................................        (189,264)         (146,931)
                                                                                  -----------       -----------
           Total investment proceeds.........................................       2,763,234         5,142,974

Other cash provided..........................................................           6,371           585,776
                                                                                  -----------       -----------
           Total cash provided...............................................       1,977,612         4,653,551
                                                                                  -----------       -----------

Cost of investments acquired.................................................       1,558,419         3,816,357

Other cash applied
   Other applications, net...................................................         617,399            13,972
                                                                                  -----------        ----------
           Total cash applied................................................       2,175,818         3,830,329
                                                                                  -----------        ----------

           Net change in cash and short-term investments.....................        (198,206)          823,222

Cash and short-term investments
   Beginning of year.........................................................       1,673,087         1,425,720
                                                                                  -----------       -----------
   End of year...............................................................     $ 1,474,881       $ 2,248,942
                                                                                  ===========       ===========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                                -----------------


The interim financial data as of September 30, 1999 and for the nine months ended September 30, 1999 and September 30, 1998 is unaudited; however, in the opinion of the Company, the interim data includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for the interim periods.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK


            REPORT ON AUDITS OF STATUTORY-BASIS FINANCIAL STATEMENTS


                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                    [PRICEWATERHOUSECOOPERS LLP LETTERHEAD]



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors
Sentry Life Insurance Company of New York

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company of New York (the Company) as of December 31, 1998, and 1997, and the related statutory-basis statements of operations, changes in capital stock and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the State of New York, which practices differ from generally accepted accounting principles (GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company of New York as of December 31, 1998, and 1997, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company of New York as of December 31, 1998, and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the State of New York.

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities is presented to comply with the National Association of Insurance Commissioners' annual statement instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.


PricewaterhouseCoopers L.L.P.

Chicago, Illinois
February 12, 1999

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                         Statutory-Basis Balance Sheets

                           December 31, 1998 and 1997

                                -----------------



ASSETS                                                                               1998              1997
------                                                                              ------            ------
Investments:
   Bonds   ..................................................................     $30,245,180       $32,038,060
   Policy loans..............................................................       1,950,724         1,942,843
   Cash and short-term investments...........................................       1,673,085         1,425,720
                                                                                  -----------       -----------
           Total investments ................................................      33,868,989        35,406,623
Accrued investment income....................................................         526,301           557,863
Premiums deferred and uncollected............................................         235,815           171,908
Other assets.................................................................          16,402             5,408
Assets held in separate accounts.............................................       3,660,854         2,813,454
                                                                                  -----------       -----------
           Total admitted assets.............................................     $38,308,361       $38,955,256
                                                                                  ===========       ===========
LIABILITIES
-----------
Future life policy benefits:
   Life......................................................................     $16,061,165       $16,092,335
   Accident and health.......................................................         622,870           715,312
   Annuity ..................................................................       1,732,502         1,941,485
Policy and contract claims:
   Life......................................................................         436,249           234,529
   Accident and health.......................................................         548,597           716,088
Premium and other deposit funds..............................................       3,968,105         5,126,314
Other policyholder funds.....................................................         188,998           147,219
Accounts payable and other liabilities.......................................         598,431           569,323
Federal income taxes accrued.................................................         625,827           506,987
Asset valuation reserve......................................................         148,652           141,600
Interest maintenance reserve.................................................         186,194           137,497
Liabilities related to separate accounts.....................................       3,657,831         2,808,920
                                                                                  -----------       -----------
           Total liabilities.................................................     $28,775,421       $29,137,609
                                                                                  ===========       ===========
CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $20 par value; authorized, issued, and
   outstanding 50,000 shares in 1998 and 1997................................       1,000,000         1,000,000
Paid-in surplus..............................................................       3,500,000         3,500,000
Earned surplus:
   Appropriated..............................................................         205,221           140,384
   Unappropriated............................................................       4,827,719         5,177,263
                                                                                  -----------       -----------
           Total capital stock and surplus...................................       9,532,940         9,817,647
                                                                                  -----------       -----------

           Total liabilities, capital stock and surplus......................     $38,308,361       $38,955,256
                                                                                  ===========       ===========



The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                    Statutory-Basis Statements of Operations

                 For The Years Ended December 31, 1998 and 1997

                               ----------------


                                                                                     1998              1997
                                                                                    ------            ------
Premiums and other income:
   Premiums and annuity considerations.......................................    $  6,544,741      $  7,759,711
   Other fund deposits.......................................................         607,029           572,226
   Net investment income.....................................................       2,627,438         2,783,625
   Other income..............................................................         131,580           124,644
                                                                                 ------------      ------------
           Total premiums and other income...................................       9,910,788        11,240,206
                                                                                 ------------      ------------
Benefits and expenses:
   Policyholder benefits and fund withdrawals................................       8,381,224         8,456,924
   Decrease in future life policy benefits
      and other reserves.....................................................      (1,455,223)          (73,746)
   Commissions...............................................................         328,358           486,197
   Other expenses............................................................       1,207,119         1,160,966
   Transfers from separate accounts, net.....................................         226,511          (112,780)
                                                                                   ----------      ------------
           Total benefits and expenses.......................................       8,687,989         9,917,561
                                                                                   ----------      ------------

Income before federal income tax expense
   and net realized losses on investments....................................       1,222,799         1,322,645

Federal income tax expense, excluding tax
   on capital gains and transfers to the IMR.................................         432,736           410,069
                                                                                   ----------      ------------
Income before net realized losses on investments.............................         790,063           912,576

           Net realized losses on investments................................        (130,524)         (148,137)
                                                                                   ----------      ------------

Net income ..................................................................     $   659,539      $    764,439
                                                                                  ===========      ============




The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

       Statutory-Basis Statements of Changes in Capital Stock and Surplus

                 For The Years Ended December 31, 1998 and 1997

                               ----------------

                                                                                     1998              1997
                                                                                    ------            ------
Capital stock, beginning and end of year.....................................     $ 1,000,000       $ 1,000,000
                                                                                   ----------        ----------
Paid-in surplus, beginning and end of year...................................       3,500,000         3,500,000
                                                                                   ----------        ----------
Earned surplus:
   Appropriated:
      Balance at beginning of year...........................................         140,384           166,550
      Increase (decrease) for year - transfer from (to)
       unappropriated earned surplus.........................................          64,837           (26,166)
                                                                                  -----------       -----------
      Balance at end of year ................................................         205,221           140,384
                                                                                  -----------       -----------

   Unappropriated:
   Balance at beginning of year .............................................       5,177,263         4,933,949
   Net income................................................................         659,539           764,439
   Change in non-admitted assets.............................................              70             1,010
   Change in liability for reinsurance.......................................         (57,264)               -
   Change in asset valuation reserve.........................................          (7,052)          201,699
   Transfer (to) from appropriated earned surplus............................         (64,837)           26,166
   Dividend to stockholder...................................................        (880,000)         (750,000)
                                                                                  -----------       -----------


      Balance at end of year.................................................       4,827,719         5,177,263
                                                                                  -----------       -----------
           Total capital stock and surplus...................................     $ 9,532,940       $ 9,817,647
                                                                                  ===========       ===========


The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                    Statutory-Basis Statements of Cash Flows

                 For The Years Ended December 31, 1998 and 1997

                               ----------------

                                                                                     1998              1997
                                                                                    ------            ------
Premiums and annuity considerations..........................................     $ 6,481,395       $ 7,876,328
Other fund deposits..........................................................         607,029           572,226
Other premiums, considerations and deposits..................................              -              8,434
Allowances and reserve adjustments received on
   reinsurance ceded.........................................................          16,835            10,757
Investment income received (excluding realized gains
   and losses and net of investment expenses)................................       2,513,986         2,550,289
Other income received........................................................         133,092           116,049
Life and accident and health claims paid.....................................      (5,950,922)       (7,386,906)
Surrender benefits...........................................................      (2,381,692)       (1,154,885)
Other benefits to policyholders paid.........................................          (8,661)          (26,343)
Commissions, other expenses, and taxes paid
   (excluding federal income taxes)..........................................      (1,650,285)       (1,693,039)
Net transfers (to) from separate accounts....................................         226,511           112,780
Federal income taxes paid....................................................        (356,229)         (198,161)
Net (increase) decrease in policy loans......................................          (7,881)           25,109
                                                                                  -----------       -----------
           Net cash from operations..........................................        (829,844)          812,638
                                                                                  -----------       -----------
Proceeds from investments sold, matured, or repaid:
   Bonds.....................................................................       6,419,122         4,147,703
   Tax on net capital gains..................................................        (146,931)           38,721
                                                                                  -----------       -----------
           Total cash proceeds...............................................       6,272,191         4,186,424

Other cash provided..........................................................          94,125            19,895
                                                                                  -----------       -----------
           Total cash provided...............................................       5,536,472         5,018,957
                                                                                  -----------       -----------
Cost of investments acquired.................................................       4,373,792         3,916,619

Other cash applied
   Dividend to stockholder...................................................         880,000           750,000
   Other applications, net...................................................          35,315            48,154
                                                                                  -----------       -----------
           Total cash applied................................................       5,289,107         4,714,773
                                                                                  -----------       -----------
           Net change in cash and short-term investments.....................         247,365           304,184

Cash and short-term investments
   Beginning of year.........................................................       1,425,720         1,121,536
                                                                                  -----------       -----------
   End of year...............................................................     $ 1,673,085       $ 1,425,720
                                                                                  ===========       ===========


The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS


(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT STATUTORY-BASIS ACCOUNTING POLICIES


     BASIS OF PRESENTATION


     Sentry Life Insurance Company of New York (the Company) is a wholly-owned subsidiary of Sentry Life Insurance Company (SLIC), which is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes life and health insurance products in New York primarily through independent agents. The Company emphasizes individual life insurance and annuities and group health and pensions.

     The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory financial statements.

     The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of New York which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     SIGNIFICANT STATUTORY-BASIS ACCOUNTING POLICIES


     A.   INVESTMENT SECURITIES


          Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or at NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value.

          Investment income is recorded when earned. Market value adjustments on investments carried at market are reflected in earned surplus as unrealized gains (losses) on investment. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

          Income on mortgage-backed securities is recognized using an effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

     B. SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

          The Company issues group annuity contracts. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts. Deposits for these contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK to assets held in the separate accounts. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. If the contract has been in effect at least six years, there is no surrender charge. The admitted asset value of separate accounts consists primarily of common stock.

     C.   NON-ADMITTED ASSETS

          For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value. Non-admitted assets totaled $0 and $70 at December 31, 1998 and 1997, respectively.

     D.   POLICY BENEFITS


          Liabilities for traditional and limited-payment contracts are computed using methods, mortality and morbidity tables, and interest rates which conform to the valuation laws of the State of New York. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year, which is less than the reserve increase in renewal years.

          Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method and the net level premium method with interest rates ranging from 3% to 6%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premium.

          Future policy benefits for annuity contracts, primarily for individual deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 5.25% to 9.5%.

          Reserves for universal life-type and investment contracts are based on the contract account balance if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

          GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience.

     E.   INTEREST MAINTENANCE RESERVE (IMR)

          Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's surplus. For GAAP purposes, there is no such reserve.

     F.   ASSET VALUATION RESERVE (AVR)


          The AVR mitigates fluctuations in the value of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. For GAAP purposes, a writedown, for other than temporary declines in value, is recognized as a realized loss on an individual asset basis.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

     G.   REVENUE AND EXPENSE RECOGNITION

          Premiums for traditional life insurance policies and limited-payment contracts are taken into income when due. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

          As the Company utilizes the data processing services of the Sentry Group, utilizes SIAMCO's direct writing sales force for a portion of its production and purchases various other insurance services under a management service contract with SIAMCO, the Company incurred expenses of $561,069 and $486,331 for 1998 and 1997, respectively, for these services.

     H.   ACQUISITION COSTS

          Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.

     I.   FEDERAL INCOME TAX

          The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized investment gains (losses) on investments.

     J.   PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

          The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.

          In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their dependents. Substantially all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service, in accordance with NAIC policy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the expense is allocated to the Company.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

(2)   INVESTMENTS
      -----------
      The book value and estimated market value of bonds are as follows:


                                                                    GROSS            GROSS           ESTIMATED
                                                     BOOK         UNREALIZED       UNREALIZED          MARKET
      AT DECEMBER 31, 1998                           VALUE          GAINS            LOSSES            VALUE
                                                     -----        ----------       ----------        ---------
      US Treasury securities and
         obligations of US Government
         corporations and agencies                $ 3,017,875     $  179,286       $      -         $ 3,197,161
      Corporate securities                         21,436,340      1,489,084          (139,127)      22,786,297
      Mortgage-backed securities                    5,790,965        395,909       $      -           6,186,874
                                                  -----------     ----------       -----------      -----------
         Total                                    $30,245,180     $2,064,279       $  (139,127)     $32,170,332
                                                  ===========     ==========       ===========      ===========


                                                                    GROSS            GROSS           ESTIMATED
                                                     BOOK         UNREALIZED       UNREALIZED         MARKET
      AT DECEMBER 31, 1997                           VALUE          GAINS           LOSSES            VALUE
                                                     -----        ----------       ----------        ---------
      US Treasury securities and
         obligations of US Government
         corporations and agencies                $ 4,161,395     $  267,696      $    (73,667)     $ 4,355,424
      Corporate securities                         21,718,742      1,324,820           (70,480)      22,973,082
      Mortgage-backed securities                    6,157,923        558,560      $       -           6,716,483
                                                  -----------     ----------      ------------      -----------
         Total                                    $32,038,060     $2,151,076      $   (144,147)     $34,044,989
                                                  ===========     ==========      ============      ===========


      Book value and estimated market value of bonds at December 31, 1998, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, these securities are listed below in a separate category.


                                                                                          ESTIMATED
                                                                     BOOK                  MARKET
                                                                     VALUE                 VALUE
                                                                     -----                ---------
         Due in one year or less                                  $   898,535            $   908,892
         Due after one year through five years                      2,557,471              2,694,975
         Due after five years through ten years                    10,469,993             11,075,891
         Due after ten years                                       10,528,216             11,303,700
                                                                  -----------            -----------
               Subtotal                                            24,454,215             25,983,458
         Mortgage-backed securities                                 5,790,965              6,186,874
                                                                  -----------             ----------
               Total                                              $30,245,180            $32,170,332
                                                                  ===========            ===========



      The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1998 is summarized as follows:

                              Aaa                                29.17%
                              Aa                                  8.36%
                              A                                  33.13%
                              Baa                                28.08%
                              Ba & below and not rated            1.26%
                                                                 ------
                                                                   100%

      Generally, bonds with ratings Baa and above are considered to be investment grade.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

      Proceeds from sales of long-term bonds during 1998 and 1997, including maturities and calls, were $6,419,236 and $4,147,063, respectively. In 1998 and 1997, respectively, gross gains of $208,204 and $750, and gross losses of $40,376 and $4,194 were realized on these sales before transfer to the IMR liability.

      At December 31, 1998 and 1997, investments carried at $242,152 and $240,566, respectively, were on deposit with the State of New York as required by law.

(3)   APPROPRIATED EARNED SURPLUS

      In 1998 and 1997, appropriated earned surplus consists of variable annuity special reserves, as required by the Insurance Department of the State of New York, totaling $52,250 and $50,931, respectively.

      In 1998 and 1997, a group contingency reserve was set up as prescribed by the State of New York, totaling $72,592 and $89,993, respectively.

      In 1998, the surplus from the New York state specified medical condition pool was distributed to insurers. The state requires that the return amount of $80,379 be held as appropriated surplus until offset in rates. The rate offset will occur in 1999.

(4)   NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES)

      Sources of net investment income for 1998 and 1997 are as follows:


                                                                               1998            1997
                                                                              ------          ------
           Interest:
               Bonds                                                        $2,388,634      $2,541,136
               Short-term investments                                           85,601          82,570
               Other investments                                               115,592         119,228
               Amortization of IMR                                              60,392          66,692
                                                                            ----------      ----------
                    Total investment income                                  2,650,219       2,809,626

           Investment expense                                                   22,781          26,001
                                                                            ----------      ----------
                    Net investment income                                   $2,627,438      $2,783,625
                                                                            ==========      ==========


      The components of net realized gains (losses) which are reflected in the accompanying statutory-basis financial statements are as follows:


                                                                                      REALIZED
                                                                           ---------------------------
                                                                               1998            1997
                                                                           ----------       ----------
      Bonds                                                                $  167,828       $  (3,444)
      Capital gains tax                                                      (189,264)       (146,932)
      Pre-IMR capital gains, net of tax                                       (21,436)       (150,376)
      IMR capital gains transferred into
           the reserved net of taxes                                         (109,088)          2,239
                                                                           ----------       ---------
                                                                           $ (130,524)      $(148,137)
                                                                           ==========       =========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

(5)   INCOME TAXES

      Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal corporate income tax rate of 35%. The reasons for these differences are as follows:


                                                                               1998            1997
                                                                              ------          ------
           Federal income tax calculated at statutory rate of
               35% of income benefit before federal income tax
               and net realized gains on investments                        $  427,980      $  462,926
           Market discount amortization                                        (64,867)        (62,455)
           Adjustment for tax deferred acquisition costs                        (3,730)         (6,411)
           Different basis used to compute future
               policy benefits                                                 111,773         (45,639)
           Other, net                                                          (38,420)         61,648
                                                                            ----------      ----------
                                                                            $  432,736      $  410,069
                                                                            ==========      ==========


      Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $978,080 and $3,068,864, respectively, at December 31, 1998.

      Federal income tax returns of the Company have been examined through 1994 and the Company and the Internal Revenue Service have reached agreement on all issues relating to 1994 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments.

(6)   REINSURANCE

      The Company has entered into assumed reinsurance contracts for participation in reinsurance pools. Assumed life insurance in force amounts to 78% and 77% of total in force (before ceded reinsurance) at December 31, 1998 and 1997, respectively. Assumed premiums and benefits totaled $1,144,593 and $1,133,090 in 1998 and $1,122,131 and $1,097,483 in
      1997, respectively.

      The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $50,000 and group medical claims in excess of $1.0 million are ceded to reinsurers. The total premiums, benefits and commissions ceded was $384,986, $715,070, and $16,835 in 1998, and $473,329, $20,008 and
      $10,757 in 1997, respectively. Most of this reinsurance was with SLIC.

      The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. Liabilities for future policy benefits for life and accident and health policies are stated net of deductions for reinsurance of $75,958 and $-0-at December 31, 1998, and $70,637 and $-0- at December 31, 1997,
      respectively.

(7)   PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS

      The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO of approximately $3,000 in 1998, and $15,000 in 1997.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

      The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6% of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $7,000 by SIAMCO for 401k Plan benefits in 1998 and $6,200 in 1997.

      In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits for retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $27,000 for 1998 and $36,000 for 1997.

(8)   COMMITMENTS AND CONTINGENCIES

      In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the statutory-basis financial statements. State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its accrual for these assessments is not expected to have a material adverse effect on the financial statements.

(9)   DIVIDEND RESTRICTIONS

      The amount of dividends which can be paid to shareholders of insurance companies domiciled in New York is not limited to a proportion of profit from non-participating business; however, approval of the insurance department is required. The Company made dividend payments to SLIC of $880,000 and $750,000 in 1998 and 1997, respectively. Permission was granted by the State of New York for the distributions.

(10)  WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

      Life and annuity reserves and deposits of approximately $9.1 million and $9.7 million in 1998 and 1997, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 89% and 89%, respectively, carry surrender charges.

(11)  LIABILITY FOR ACCIDENT AND HEALTH BENEFITS

      Activity in the liability for accident and health benefits is summarized as follows:

                                                                               1998            1997
                                                                              -----           -----
      Balance January 1                                                     $ 1,341,872     $ 1,622,975
                                                                            -----------     -----------
      Incurred Related to:
         Current year                                                         3,855,301       5,253,186
         Prior years                                                           (398,156)       (360,695)
                                                                            -----------     -----------
      Total incurred                                                          3,457,145       4,892,491
                                                                            -----------     -----------
      Paid related to:
         Current year                                                         2,810,074       3,975,843
         Prior years                                                            894,203       1,197,751
                                                                            -----------     -----------
      Total Paid                                                              3,704,277       5,173,594
                                                                            -----------     -----------

      Balance at December 31                                                  1,094,740       1,341,872
                                                                            -----------     -----------
      Reserves not subject to development                                        76,727          89,528
                                                                            -----------     -----------
      Total accident and health reserves                                    $ 1,171,467     $ 1,431,400
                                                                            ===========     ===========

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                 Supplemental Schedule of Assets and Liabilities

                 As of and for the year ended December 31, 1998

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                 Supplemental Schedule of Assets and Liabilities

                      For The Year Ended December 31, 1997

                      Schedule 1 - Selected Financial Data



The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.



Investment Income Earned:

   Government Bonds............................................................................   $     17,211
   Other bonds (unaffiliated)..................................................................      2,371,423
   Premium notes, policy loans and liens.......................................................        115,592
   Short-term investments......................................................................         85,601
                                                                                                  ------------

   Gross investment income.....................................................................   $  2,589,827
                                                                                                  ============
Bonds and Short-Term Investments by Class and Maturity:

   Bonds by Maturity - Statement Value
     Due within one year or less...............................................................   $  1,528,889
     Over 1 year through 5 years...............................................................      6,248,903
     Over 5 years through 10 years.............................................................     11,663,252
     Over 10 years through 20 years............................................................      5,478,254
     Over 20 years.............................................................................      5,325,882
                                                                                                  ------------

     Total by Maturity.........................................................................   $ 30,245,180
                                                                                                  ============
   Bonds by Class - Statement Value
     Class 1...................................................................................   $ 21,811,786
     Class 2...................................................................................      8,085,948
     Class 3...................................................................................        347,446
                                                                                                  ------------

     Total by Class............................................................................   $ 30,245,180
                                                                                                  ============
     Total Bonds Publicly Traded...............................................................   $ 30,245,180
                                                                                                  ============
     Total Bonds Privately Placed..............................................................   $          0
                                                                                                  ============

Short-Term Investments - Book Value............................................................   $  1,492,910
                                                                                                  ============
Cash on Deposit................................................................................   $    180,175
                                                                                                  ============




Life Insurance In Force (000's omitted):
   Ordinary....................................................................................   $     93,379
                                                                                                  ============
   Group Life..................................................................................   $    622,489
                                                                                                  ============

Amount of Accidental Death Insurance In Force Under Ordinary
Policies (000's omitted).......................................................................   $      6,040
                                                                                                  ============

Life Insurance Policies with Disability Provisions In Force:
   Ordinary....................................................................................          1,331
                                                                                                  ============
   Group Life..................................................................................             20
                                                                                                  ============

Supplementary Contracts In Force:
   Ordinary - Not Involving Life Contingencies
     Income Payable............................................................................   $      2,190
                                                                                                  ============

   Ordinary - Involving Life Contingencies
     Income Payable............................................................................   $        600
                                                                                                  ============

Annuities:
   Ordinary
     Immediate - Amount of Income Payable......................................................   $     88,132
                                                                                                  ============
     Deferred - Fully paid account balance.....................................................   $    395,371
                                                                                                  ============
     Deferred - Not fully paid account balance.................................................   $  3,110,161
                                                                                                  ============

   Group
     Amount of income payable..................................................................   $      1,287
                                                                                                  ============
     Fully paid account balance................................................................   $      7,116
                                                                                                  ============
     Not fully paid account balance............................................................   $  5,548,483
                                                                                                  ============

Accident and Health Insurance - Premiums In Force:
   Ordinary....................................................................................   $     34,867
                                                                                                  ============
   Group.......................................................................................   $  3,555,064
                                                                                                  ============

Claim Payments 1998:
   Group Accident and Health Year - Ended December 31, 199X
     1998  .....................................................................................  $  2,784,070
                                                                                                  ============
     1997  .....................................................................................  $    870,425
                                                                                                  ============
     1996  .....................................................................................  $      8,208
                                                                                                  ============
     Other Accident & Health
     1998  .....................................................................................  $     26,004
                                                                                                  ============
     1997  .....................................................................................  $      9,428
                                                                                                  ============
     1996  .....................................................................................  $      6,142
                                                                                                  ============

                                     PART C

                                     PART C

                                OTHER INFORMATION


ITEM 24  Financial Statements and Exhibits

         (a)      Financial Statements of Sentry Variable Account I

                  Included in Part A:

                           Condensed Financial Information

                  Included in Part B:

                           Statement of Assets and Liabilities, September 30,
                                1999 (Unaudited)

                           Statement of Operations and Change in Net Assets,
                                September 30, 1999 (Unaudited)

                           Notes to Unaudited Financial Statements, September
                                30, 1999

                           Report of Independent Accountants

                           Statement of Assets, Liabilities and Contract Owners'
                                Equity, December 31, 1998

                           Statements of Operations and Changes in Contract
                                Owners' Equity for the years ended December 31, 1998 and 1997

                           Notes to Financial Statements, December 31, 1998 and
                                1997


                  Financial Statements of Sentry Life Insurance Company
                      of New York

                  Included in Part B:

                           Statutory-Basis Balance Sheets, September 30, 1999
                                and 1998 (Unaudited)

                           Statutory-Basis Statement of Operations, September
                                30, 1999 and 1998 (Unaudited)

                           Statutory-Basis Changes in Capital Stock and Surplus,
                                September 30, 1999 and 1998 (Unaudited)

                           Statutory-Basis Statement of Cash Flow, September 30,
                                1999 and 1998 (Unaudited)

                           Notes to Unaudited Financial Statements, September
                                30, 1999 and 1998

                           Report of Independent Accountants

                           Statutory-Basis Balance Sheets, December 31, 1998 and 1997

                           Statutory-Basis Statements of Operations for the years ended December 31, 1998 and 1997

                           Statutory-Basis Statements of Changes in Capital Stock and Surplus for the years ended December 31, 1998 and 1997

                           Statutory-Basis Statements of Cash Flow for the years ended December 31, 1998 and 1997

                           Notes to Statutory-Basis Financial Statements

                           Supplemental Schedule of Assets and Liabilities for the Year Ended December 31, 1998

ITEM 24
         (b)      Exhibits

                  (1) Resolutions of the Board of Directors of Sentry Life Insurance Company of New York*

                  (2)  Not Applicable

                  (3)(i)     Principal Underwriter Agreement*
                  (3)(ii)    Registered Representatives Agreement*
                  (3)(iii)   General Agent Agreement*

                  (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*
                  (4)(ii)    Contract Amendment pursuant to Tax Reform Act of
                             1984*

                  (5)        Application Form

                  (6)(i) Articles of Incorporation of Sentry Life Insurance Company of New York*
                  (6)(ii)    Bylaws*

                  (7)        Not Applicable

                  (8)(i) Fund Participation Agreement with T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc.

                  (8)(ii)    Fund Participation Agreement with Janus Aspen
                             Series

                  (9)        Opinion and Consent of Counsel

                  (10)       Consent of Independent Accountants

                  (11)       Not Applicable

                  (12) Agreement Governing Contribution to Sentry Variable Account I*

                  (13)       Not applicable

    *    Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
         (6)(i), (6)(ii), and (12) are incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1997.


ITEM 25  Directors and Officers of the Depositor

         The following persons are the officers and directors of Sentry Life Insurance Company of New York. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                            Positions and Offices
                  Name                          With Depositor
                  ----                          --------------
         Dale R. Schuh                      Chairman of the Board and Director
         Harold A. Rice                     President, Chief Operating Officer and
                                            Director
         Anthony Campagna, Jr.              Vice President
         William M. O'Reilly                Director and Secretary
         William J. Lohr                    Director and Treasurer
         Steven R. Boehlke                  Director
         Wallace D. Taylor                  Director
         John D. Marshall                   Director
         Dennis R. Cabrey                   Director
         Larry R. Leatherman                Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a New York corporation, is a wholly-owned subsidiary of Sentry Life Insurance Company, a Wisconsin corporation.

2. Sentry Life Insurance Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

3.       The following companies are also wholly-owned subsidiaries of Sentry
         Insurance:

         (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
         (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
         (c)      Sentry Fund, Inc., a Maryland corporation;
         (d)      Parker Stevens Agency, Inc., a Wisconsin corporation;
         (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
         (f)      Sentry Investment Management, Inc., a Delaware corporation;
         (g)      Sentry Equity Services, Inc., a Delaware corporation;
         (h)      Sentry Services, Inc., a Wisconsin corporation;
         (i)      Sentry Aviation Services, Inc., a Wisconsin corporation; and
         (j)      WAULECO, Inc., a Wisconsin corporation.
         (k)      Sentry Holding Company, Inc.

4. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

5. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

6. Sentry Select Insurance Company, Sentry Casualty Company, Rock River Insurance Company, all Illinois corporations; Sentry Insurance Agency, Inc., a Delaware corporation; and John Deere General Agency, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.

7. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27  Number of Contract Owners

As of December 1, 1999, there were 58 qualified contract owners and 15 non-qualified contract owners.


ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company of New York, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  Principal Underwriter

         (a) Sentry Equity Services, Inc., the Principal Underwriter for the Contracts, also acts as Principal Underwriter for:

               Sentry Variable Account II
               Sentry Variable Life Account I
               Sentry Fund, Inc.

         (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:


                                                     Positions and Offices
                     Name                              With Underwriter
                     ----                            ---------------------
               Dale R. Schuh                      Director and Chairman of the Board

               Susan M. DeBruin                   President

               Glen E. Scott Jr.                  Vice President

               William M. O'Reilly                Director and Secretary

               William J. Lohr                    Director and Treasurer


         (c)


  Name of         Net Underwriting
 Principal           Discounts &        Compensation On         Brokerage
Underwriter          Commissions            Redemption         Commissions      Compensation
-----------       ----------------      ---------------        -----------      ------------
Sentry Equity
Services, Inc.        $155,799                $ 0.00             $ 0.00           $392,706

ITEM 30  Location of Accounts and Records

         As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company of New York maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31  Management Services

         Not Applicable.


ITEM 32  Undertakings

         (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Sentry Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   Signatures



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Stevens Point, State of Wisconsin, on the 27th day of December, 1999.


                                   Sentry Variable Account I
                                   Registrant


                                   By: Sentry Life Insurance Company of New York



                                   By: s/Harold A. Rice
                                       -----------------------------------------
                                       Harold A. Rice, President and
                                           Chief Operating Officer




                                   Sentry Life Insurance Company of New York
                                   Depositor



                                   By: s/Harold A. Rice
                                       -----------------------------------------
                                       Harold A. Rice, President and
                                           Chief Operating Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.






s/Dale R. Schuh                                                December 27, 1999
---------------------------------------
Dale R. Schuh, Chairman of the Board
and Director



s/Harold A. Rice                                               December 27, 1999
---------------------------------------
Harold A. Rice, President, Chief
Operating Officer and Director



s/Anthony Campagna, Jr.                                        December 27, 1999
---------------------------------------
Anthony Campagna, Jr., Vice President



s/William M. O'Reilly                                          December 27, 1999
---------------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                              December 27, 1999
---------------------------------------
William J. Lohr, Treasurer and Director



s/Steven R. Boehlke                                            December 27, 1999
---------------------------------------
Steven R. Boehlke, Director



s/Dennis R. Cabrey                                             December 27, 1999
---------------------------------------
Dennis R. Cabrey, Director



s/Larry R. Leatherman                                          December 27, 1999
---------------------------------------
Larry R. Leatherman, Director



s/John D. Marshall                                             December 27, 1999
---------------------------------------
John D. Marshall, Director



s/Wallace D. Taylor                                            December 27, 1999
---------------------------------------
Wallace D. Taylor, Director

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 20

                                       TO

                                    FORM N-4

                                       FOR

                            SENTRY VARIABLE ACCOUNT I

                                INDEX TO EXHIBITS


Exhibit
-------

99.B  5           Application Form

99.B  8(i)        Fund Participation Agreement with T. Rowe Price Fixed Income Series, Inc.
                  and T. Rowe Price Equity Series, Inc.

99.B  8(ii)       Fund Participation Agreement with Janus Aspen Series

99.B  9           Opinion and Consent of Counsel

99.B  10          Consent of Independent Accountants